JHAA
Nuveen High Income 2023 Target Term Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 131.2% (98.6% of Total Investments)
	CORPORATE BONDS – 80.9% (60.8% of Total Investments)
	Airlines – 2.0%
$600	Bombardier Inc, 144A	6.125%	1/15/23	B	$608,250
1,000	United Continental Holdings Inc	5.000%	2/01/24	BB	1,005,000
1,600	Total Airlines				1,613,250
	Auto Components – 3.1%
800	Dana Inc	6.000%	9/15/23	BB+	820,000
975	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB+	1,016,437
600	IHO Verwaltungs GmbH, 144A	4.500%	9/15/23	BB+	595,500
2,375	Total Auto Components				2,431,937
	Automobiles – 1.5%
375	Fiat Chrysler Automobiles NV	5.250%	4/15/23	BBB-	386,719
800	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	811,034
1,175	Total Automobiles				1,197,753
	Building Products – 0.8%
650	CEMEX Finance LLC, 144A	6.000%	4/01/24	BB	669,500
	Chemicals – 5.6%
250	Blue Cube Spinco LLC	9.750%	10/15/23	BB+	278,125
800	Chemours Co/The	6.625%	5/15/23	BB-	827,072
800	Kaiser Aluminum Corp	5.875%	5/15/24	BB+	822,000
1,275	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BBB-	1,252,687
1,200	OCI NV, 144A	6.625%	4/15/23	BB-	1,244,400
4,325	Total Chemicals				4,424,284
	Commercial Services & Supplies – 2.6%
975	ADT Security Corp/The	4.125%	6/15/23	BB-	940,387
600	Covanta Holding Corp.	5.875%	3/01/24	B1	615,000
525	GFL Environmental Inc., 144A	5.375%	3/01/23	CCC+	496,125
2,100	Total Commercial Services & Supplies				2,051,512
	Consumer Finance – 3.5%
800	Navient Corp	7.250%	9/25/23	BB	845,000
1,300	Springleaf Finance Corp	8.250%	10/01/23	BB-	1,433,250
500	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B-	470,000
2,600	Total Consumer Finance				2,748,250

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Consumer Services – 1.5%
$1,200	XPO Logistics Inc, 144A	6.125%	9/01/23	BB-	$1,207,500
	Diversified Financial Services – 1.6%
900	Comunicaciones Celulares SA Via Comcel Trust, 144A	6.875%	2/06/24	Ba1	934,875
350	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BB+	363,125
1,250	Total Diversified Financial Services				1,298,000
	Diversified Telecommunication Services – 1.3%
1,000	CenturyLink Inc	6.750%	12/01/23	BB	1,043,750
	Electric Utilities – 2.9%
1,275	Altice France SA/France, 144A	6.250%	5/15/24	B	1,284,563
475	Calpine Corp	5.500%	2/01/24	BB-	472,031
600	TerraForm Power Operating LLC, 144A	4.250%	1/31/23	BB	592,794
2,350	Total Electric Utilities				2,349,388
	Energy Equipment & Services – 1.7%
500	Diamond Offshore Drilling Inc	3.450%	11/01/23	B	428,750
1,000	Nabors Industries Inc	5.100%	9/15/23	BB	910,000
1,500	Total Energy Equipment & Services				1,338,750
	Equity Real Estate Investment Trust – 1.8%
800	iStar Inc	5.250%	9/15/22	BB	788,000
600	MPT Operating Partnership LP / MPT Finance Corp	5.500%	5/01/24	BBB-	615,000
1,400	Total Equity Real Estate Investment Trust				1,403,000
	Food & Staples Retailing – 1.6%
1,250	MARB BondCo PLC, 144A	7.000%	3/15/24	BB-	1,237,513
	Gas Utilities – 1.8%
625	Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB-	619,531
825	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB-	803,633
1,450	Total Gas Utilities				1,423,164
	Health Care Providers & Services – 2.5%
500	CHS/Community Health Systems Inc, 144A	8.625%	1/15/24	B-	500,625
850	MEDNAX Inc, 144A	5.250%	12/01/23	BBB-	860,625
600	Tenet Healthcare Corp	6.750%	6/15/23	B-	618,000
1,950	Total Health Care Providers & Services				1,979,250
	Hotels, Restaurants & Leisure – 3.8%
750	Carlson Travel Inc, 144A	6.750%	12/15/23	B2	750,000
1,000	MGM Resorts International	6.000%	3/15/23	BB	1,055,000
600	Scientific Games International Inc	6.625%	5/15/21	CCC+	606,000
600	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	4.250%	5/30/23	BB-	589,500
2,950	Total Hotels, Restaurants & Leisure				3,000,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Household Durables – 4.4%
$1,000	KB Home	7.625%	5/15/23	BB-	$1,088,750
650	Lennar Corp	4.875%	12/15/23	BBB-	669,500
785	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.625%	3/01/24	BB	779,112
900	Toll Brothers Finance Corp	5.625%	1/15/24	BBB-	945,000
3,335	Total Household Durables				3,482,362
	Independent Power & Renewable Electricity Producers – 2.4%
1,225	Talen Energy Supply LLC, 144A	9.500%	7/15/22	B	1,316,875
600	Vistra Energy Corp	5.875%	6/01/23	BB	613,500
1,825	Total Independent Power & Renewable Electricity Producers				1,930,375
	Machinery – 2.9%
750	Apex Tool Group LLC / BC Mountain Finance Inc, 144A	9.000%	2/15/23	B-	720,000
800	Cleaver-Brooks Inc, 144A	7.875%	3/01/23	B	740,000
850	Sealed Air Corp, 144A	5.250%	4/01/23	BB+	881,875
2,400	Total Machinery				2,341,875
	Media – 2.8%
850	AMC Networks Inc	5.000%	4/01/24	BB	854,165
375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.000%	3/01/23	BB+	374,644
600	CSC Holdings LLC	5.250%	6/01/24	B+	609,000
375	Lamar Media Corp	5.375%	1/15/24	BB	384,375
2,200	Total Media				2,222,184
	Metals & Mining – 8.0%
600	Allegheny Technologies Inc	7.875%	8/15/23	B	650,250
850	Commercial Metals Co	4.875%	5/15/23	BB+	852,125
650	Constellium NV, 144A	5.750%	5/15/24	B2	650,000
785	Eldorado Gold Corp, 144A	6.125%	12/15/20	B	768,279
1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,175,000
1,125	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	1,122,187
500	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	492,805
650	Hudbay Minerals Inc, 144A	7.250%	1/15/23	B+	671,938
6,410	Total Metals & Mining				6,382,584
	Oil, Gas & Consumable Fuels – 7.5%
900	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	914,625
250	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	221,250
375	Chesapeake Energy Corp	5.750%	3/15/23	B+	364,688
455	Denbury Resources Inc, 144A	7.500%	2/15/24	B	388,456
250	Energy Transfer Operating LP	5.875%	1/15/24	BBB-	273,483
625	Genesis Energy LP / Genesis Energy Finance Corp	6.000%	5/15/23	B+	629,688
750	PBF Holding Co LLC / PBF Finance Corp	7.000%	11/15/23	BB	771,375
375	Range Resources Corp	5.000%	3/15/23	BB+	367,500

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,000	SM Energy Co	5.000%	1/15/24	BB-	$925,000
1,100	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	1,117,490
6,080	Total Oil, Gas & Consumable Fuels				5,973,555
	Pharmaceuticals – 2.8%
900	Bausch Health Cos Inc, 144A	7.000%	3/15/24	Ba2	952,200
1,300	Teva Pharmaceutical Finance Netherlands III BV	6.000%	4/15/24	BB	1,304,965
2,200	Total Pharmaceuticals				2,257,165
	Real Estate Management & Development – 1.8%
650	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	645,938
850	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.875%	6/01/23	B	790,500
1,500	Total Real Estate Management & Development				1,436,438
	Road & Rail – 3.6%
1,250	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	6.375%	4/01/24	BB	1,268,750
800	Herc Rentals Inc, 144A	7.500%	6/01/22	B+	833,000
725	Hertz Corp/The, 144A	7.625%	6/01/22	B+	742,037
2,775	Total Road & Rail				2,843,787
	Specialty Retail – 2.0%
1,000	L Brands Inc	5.625%	10/15/23	Ba1	1,021,250
600	Sonic Automotive Inc	5.000%	5/15/23	B+	576,000
1,600	Total Specialty Retail				1,597,250
	Technology Hardware, Storage & Peripherals – 0.5%
375	EMC Corp	3.375%	6/01/23	Ba2	364,048
	Trading Companies & Distributors – 1.5%
375	Anixter Inc	5.500%	3/01/23	BBB-	388,125
800	Beacon Roofing Supply Inc	6.375%	10/01/23	B+	832,000
1,175	Total Trading Companies & Distributors				1,220,125
	Transportation Infrastructure – 0.4%
300	Park Aerospace Holdings Ltd, 144A	4.500%	3/15/23	BB+	298,500
	Wireless Telecommunication Services – 0.7%
525	Sprint Corp	7.875%	9/15/23	B+	551,250
$63,825	Total Corporate Bonds (cost $62,167,344)				64,318,799

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 49.0% (36.8% of Total Investments) (3)
	Aerospace & Defense – 0.7%
$599	TransDigm, Inc., 2018 Term Loan F	4.999%	1-Month LIBOR	2.500%	6/09/23	Ba3	$585,771
	Air Freight & Logistics – 1.2%
997	AI Mistral Holdco Limited, 2017 Term Loan B	5.499%	1-Month LIBOR	3.000%	3/11/24	B	933,558
	Airlines – 0.7%
600	American Airlines, Inc., 2017 Incremental Term Loan	4.484%	1-Month LIBOR	2.000%	12/14/23	BB+	589,650
	Beverages – 0.8%
620	Arctic Glacier U.S.A., Inc., 2018 Term Loan B	5.999%	1-Month LIBOR	3.500%	3/20/24	B2	614,519
	Building Products – 0.8%
650	Quikrete Holdings, Inc., 2016 1st Lien Term Loan	5.249%	1-Month LIBOR	2.750%	11/15/23	BB-	635,840
	Chemicals – 0.8%
648	DuBois Chemicals, Inc., 2017 1st Lien Term Loan B	5.749%	1-Month LIBOR	3.250%	3/15/24	B1	639,852
	Commercial Services & Supplies – 4.9%
998	Allied Universal Holdco LLC, 2015 Term Loan	6.249%	1-Month LIBOR	3.750%	7/28/22	BB	967,008
648	Creative Artists Agency, LLC , 2018 Term Loan B	5.491%	1-Month LIBOR	3.000%	2/15/24	BB-	643,496
375	Granite Acquisition Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	374,824
650	KAR Auction Services, Inc., Term Loan B5	5.125%	3-Month LIBOR	2.500%	3/09/23	Ba2	649,188
599	Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan	5.249%	1-Month LIBOR	2.750%	5/02/22	BB-	593,243
648	R.R. Donnelley & Sons Company, 2018 Term Loan B	7.499%	1-Month LIBOR	5.000%	1/15/24	B+	648,579
3,918	Total Commercial Services & Supplies						3,876,338
	Communications Equipment – 1.5%
249	Colorado Buyer Inc, Term Loan B	5.600%	3-Month LIBOR	3.000%	5/01/24	Ba3	242,093
973	Univision Communications Inc., Term Loan C5	5.249%	1-Month LIBOR	2.750%	3/15/24	B	918,693
1,222	Total Communications Equipment						1,160,786
	Containers & Packaging – 4.1%
650	Flex Acquisition Company, Inc., 1st Lien Term Loan	5.489%	1-Month LIBOR	3.000%	12/31/23	B1	631,176
1,000	PLZ Aeroscience Corporation, USD Term Loan	5.989%	1-Month LIBOR	3.500%	7/29/22	B	996,250

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value
	Containers & Packaging (continued)
$997	Pregis Holding I Corporation, 2014 Term Loan	6.101%	3-Month LIBOR	3.500%	5/20/21	B	$984,828
649	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan	6.363%	3-Month LIBOR	3.750%	11/30/23	B2	647,183
3,296	Total Containers & Packaging						3,259,437
	Distributors – 1.4%
499	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B	4.499%	1-Month LIBOR	2.000%	10/31/23	BB+	487,466
648	Spin Holdco Inc., 2017 Term Loan B	6.029%	3-Month LIBOR	3.250%	11/14/22	B	632,466
1,147	Total Distributors						1,119,932
	Diversified Consumer Services – 1.8%
499	C.H.I. Overhead Doors, Inc., 2015 1st Lien Term Loan	5.749%	1-Month LIBOR	3.250%	7/31/22	B	494,348
1,000	Cortes NP Acquisition Corporation, 2017 Term Loan B	6.629%	3-Month LIBOR	4.000%	11/15/23	B1	942,915
1,499	Total Diversified Consumer Services						1,437,263
	Diversified Financial Services – 0.8%
648	NFP Corp., Term Loan B	5.499%	1-Month LIBOR	3.000%	1/05/24	B	626,519
	Diversified Telecommunication Services – 0.4%
300	Level 3 Financing Inc., 2017 Term Loan B	4.736%	1-Month LIBOR	2.250%	2/22/24	BBB-	296,905
	Food & Staples Retailing – 0.8%
648	Albertsons, LLC, USD 2017 Term Loan B5	5.609%	3-Month LIBOR	3.000%	12/21/22	Ba2	644,301
	Food Products – 0.9%
698	Hostess Brands, LLC, 2017 Repriced Term Loan, (DD1)	4.994%	3-Month LIBOR	2.250%	8/03/22	BB-	679,854
	Health Care Equipment & Supplies – 1.2%
1,000	Onex TSG Intermediate Corp., 1st Lien Term Loan	6.499%	1-Month LIBOR	4.000%	7/29/22	B1	985,630
	Health Care Providers & Services – 1.9%
648	Jaguar Holding Company II, 2018 Term Loan	4.999%	1-Month LIBOR	2.500%	8/18/22	Ba3	642,831
998	Team Health Holdings, Inc., 1st Lien Term Loan	5.249%	1-Month LIBOR	2.750%	2/06/24	B+	890,229
1,646	Total Health Care Providers & Services						1,533,060
	Health Care Technology – 1.4%
598	Change Healthcare Holdings LLC, 2017 Term Loan B	5.249%	1-Month LIBOR	2.750%	3/01/24	B+	591,431

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value
	Health Care Technology (continued)
$499	Press Ganey Holdings, Inc., 2018 1st Lien Term Loan	5.249%	1-Month LIBOR	2.750%	10/23/23	B	$489,530
1,097	Total Health Care Technology						1,080,961
	Hotels, Restaurants & Leisure – 1.6%
750	Boyd Gaming Corporation, Term Loan B3	4.658%	1-Week LIBOR	2.250%	9/15/23	BB	744,791
499	Travel Leaders Group, LLC, 2018 Term Loan B	6.482%	1-Month LIBOR	4.000%	1/25/24	N/R	500,405
1,249	Total Hotels, Restaurants & Leisure						1,245,196
	Household Durables – 0.8%
648	Wilsonart LLC, 2017 Term Loan B	5.860%	3-Month LIBOR	3.250%	12/19/23	B+	630,725
	Independent Power & Renewable Electricity Producers – 0.4%
299	Calpine Corporation, Term Loan B5	5.110%	3-Month LIBOR	2.500%	1/15/24	BB+	296,760
	Insurance – 2.2%
648	Acrisure, LLC, 2017 Term Loan B	6.879%	3-Month LIBOR	4.250%	11/22/23	B	645,382
499	Broadstreet Partners, Inc., 2018 Term Loan B	5.749%	1-Month LIBOR	3.250%	11/08/23	B	495,921
648	USI, Inc., 2017 Repriced Term Loan	5.601%	3-Month LIBOR	3.000%	5/16/24	B	630,525
1,795	Total Insurance						1,771,828
	Internet & Direct Marketing Retail – 1.2%
997	CNT Holdings III Corp, 2017 Term Loan	5.750%	1-Month LIBOR	3.250%	1/22/23	B1	984,986
	Internet Software & Services – 0.6%
499	Camelot UK Holdco Limited, 2017 Repriced Term Loan	5.746%	1-Month LIBOR	3.250%	10/03/23	B+	496,785
	IT Services – 2.8%
998	DTI Holdco, Inc., 2018 Term Loan B	7.494%	3-Month LIBOR	4.750%	9/30/23	B	939,463
648	ProQuest LLC, New Term Loan B	5.851%	3-Month LIBOR	3.250%	10/24/21	B	646,926
648	Tempo Acquisition LLC, Term Loan	5.499%	1-Month LIBOR	3.000%	5/01/24	B1	643,167
2,294	Total IT Services						2,229,556
	Machinery – 1.5%
599	Gates Global LLC, 2017 USD Repriced Term Loan B	5.249%	1-Month LIBOR	2.750%	4/01/24	B+	591,694
596	Milacron LLC, Amended Term Loan B	4.999%	1-Month LIBOR	2.500%	9/28/23	B+	584,490
1,195	Total Machinery						1,176,184
	Media – 3.6%
598	AMC Entertainment Holdings Inc. , Initial Term Loan	4.734%	1-Month LIBOR	2.250%	12/15/22	Ba2	598,977
994	Array Canada Inc., Term Loan B	7.601%	3-Month LIBOR	5.000%	2/10/23	B	952,484

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value
	Media (continued)
$249	CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan	6.249%	1-Month LIBOR	3.750%	7/08/22	B+	$231,078
500	Gray Television, Inc., 2017 Term Loan B	4.732%	1-Month LIBOR	2.250%	2/07/24	BB+	494,563
96	Mission Broadcasting, Inc., 2018 Term Loan B3	4.739%	1-Month LIBOR	2.250%	1/17/24	N/R	94,468
521	Nexstar Broadcasting, Inc., 2018 Term Loan B3	4.746%	1-Month LIBOR	2.250%	1/17/24	BB+	513,285
2,958	Total Media						2,884,855
	Oil, Gas & Consumable Fuels – 1.2%
525	California Resources Corporation, 2017 1st Lien Term Loan	7.246%	1-Month LIBOR	4.750%	12/31/22	B	517,946
525	Ultra Resources, Inc., 1st Lien Term Loan	6.491%	1-Month LIBOR	4.000%	4/12/24	BB-	457,900
1,050	Total Oil, Gas & Consumable Fuels						975,846
	Professional Services – 2.3%
648	AlixPartners, LLP, 2017 Term Loan B	5.249%	1-Month LIBOR	2.750%	4/04/24	B+	644,942
500	CHG Healthcare Services Inc., 2017 1st Lien Term Loan B	5.499%	1-Month LIBOR	3.000%	6/07/23	B	498,120
650	ON Assignment, Inc., 2017 Term Loan B1	4.499%	1-Month LIBOR	2.000%	6/05/22	BB	647,806
1,798	Total Professional Services						1,790,868
	Road & Rail – 0.4%
298	Hertz Corporation, (The), 2016 Term Loan B	5.250%	1-Month LIBOR	2.750%	6/30/23	BB	293,501
	Semiconductors & Semiconductor Equipment – 1.0%
250	Micron Technology Inc, Term Loan	4.250%	1-Month LIBOR	1.750%	4/26/22	Baa2	249,421
584	Xperi Corporation, 2018 Term Loan B1	4.999%	1-Month LIBOR	2.500%	12/01/23	BB-	574,232
834	Total Semiconductors & Semiconductor Equipment						823,653
	Software – 2.9%
600	Infor (US), Inc., Term Loan B6	5.249%	1-Month LIBOR	2.750%	2/01/22	B1	598,266
773	nThrive, Inc., 2016 1st Lien Term Loan	6.999%	1-Month LIBOR	4.500%	10/20/22	B2	744,025
499	RP Crown Parent, LLC, 2016 Term Loan B	5.249%	1-Month LIBOR	2.750%	10/12/23	B1	492,959
499	Tibco Software Inc., Repriced Term Loan B	6.000%	1-Month LIBOR	3.500%	12/04/20	B1	497,478
2,371	Total Software						2,332,728
	Wireless Telecommunication Services – 0.4%
324	Sprint Communications, Inc., 1st Lien Term Loan B	5.000%	1-Month LIBOR	2.500%	2/03/24	BB+	316,393
$39,842	Total Variable Rate Senior Loan Interests (cost $38,870,789)						38,950,040

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.3% (1.0% of Total Investments)
	Media – 1.3%
$1,275	DISH Network Corp	2.375%	3/15/24	Ba3	$1,051,711
$1,275	Total Convertible Bonds (cost $1,056,654)				1,051,711
	Total Long-Term Investments (cost $102,094,787)				104,320,550

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9% (1.4% of Total Investments)
	REPURCHASE AGREEMENTS – 1.9% (1.4% of Total Investments)
$1,492	Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/29/19, repurchase price $1,492,548, collateralized by $1,555,000 U.S. Treasury Notes, 1.125%, due 9/30/21, value $1,523,558	1.200%	4/01/19	$1,492,399
	Total Short-Term Investments (cost $1,492,399)			1,492,399
	Total Investments (cost $103,587,186) – 133.1%			105,812,949
	Borrowings – (32.1)% (5), (6)			(25,500,000)
	Reverse Repurchase Agreements – (2.5)% (7)			(2,000,000)
	Other Assets Less Liabilities – 1.5%			1,204,080
	Net Assets Applicable to Common Shares – 100%			$79,517,029
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$64,318,799	$ —	$64,318,799
Variable Rate Senior Loan Interests	—	38,950,040	—	38,950,040
Convertible Bonds	—	1,051,711	—	1,051,711
Short-Term Investments:
Repurchase Agreements	—	1,492,399	—	1,492,399
Total	$ —	$105,812,949	$ —	$105,812,949

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(5)	Borrowings as a percentage of Total Investments is 24.1%.
(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(7)	Reverse Repurchase Agreements as a percentage of Total Investments is 1.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis
LIBOR	London Inter-Bank Offered Rate
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date
WI/DD	Investment purchased on a when-issued or delayed delivery basis.